Provisions - Current and non-current (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provisions
Current	$ 70	$ 73	$ 52	$ 61
Noncurrent	44	60	52	$ 40
Total	$ 114	$ 133	$ 105